Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes at Federal statutory rate	(21.00%)	(21.00%)
State income taxes, net of Federal income tax effect	(8.60%)	(8.60%)
Perm difference	0.00%	0.00%
Foreign tax rate differential	(0.40%)	(0.60%)
Change in valuation allowance	30.00%	30.20%
Other	0.00%	0.00%
Income tax provision	0.00%	0.00%